Fair value measurement - Convertible and exchangeable bonds (Details) - Convertible and exchangeable bonds - Level 3 - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Convertible and exchangeable bonds accounted for under the fair value option
Balance as of beginning	¥ 7,272	¥ 9,645
Additions	785	1,915
Net decrease in fair value	(373)	(2,734)
Disposal	(35)	(1,225)
Conversion	(1,492)	(162)
Foreign currency translation adjustments	235	(167)
Balance as of end	¥ 6,392	¥ 7,272